Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Consolidated financial statements include accounts of TOI and its subsidiaries and VIEs

The consolidated financial statements include the accounts of TOI and its subsidiaries and VIEs. All inter-company profits, transactions, and balances have been eliminated upon consolidation.

(in thousands)	December 31, 2021	December 31, 2020
Assets
Current assets:
Cash and restricted cash	$1,618	$20
Accounts receivable	20,007	17,146
Other receivables	935	49
Inventories, net	6,438	4,354
Prepaid expenses	781	719
Total current assets	29,779	22,288
Other assets	276	201
Intangible assets, net	1,181	—
Goodwill	11,096	150
Total assets	$42,332	$22,639
Liabilities
Current liabilities:
Accounts payable	$14,204	$11,953
Income taxes payable	132	—
Accrued expenses and other current liabilities	5,539	6,039
Current portion of long-term debt	183	2,000
Amounts due to affiliates	56,312	19,883
Total current liabilities	76,370	39,875
Other non-current liabilities	3,203	551
Deferred income taxes liability	6	—
Total liabilities	$79,579	$40,426